VANECK COMMODITY STRATEGY ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Par (000’s)	Value
Short-Term Investments: 91.6%
United States Treasury Obligations: 91.6%
United States Treasury Bill
4.43%, 04/18/23	$9,400	$9,278,366
4.48%, 04/25/23	9,400	9,268,458
		18,546,824
Total Short-Term Investments: 91.6% (Cost: $18,545,277)		18,546,824
Other assets less liabilities: 8.4%		1,700,768
NET ASSETS: 100.0%		$20,247,592

Futures Contracts

Long Exposure

Reference Entity	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Brent Crude Oil	12	09/29/23	985,080	$8,561
Brent Crude Oil	12	08/31/23	990,840	47,681
Copper	8	03/29/23	762,100	1,255
Corn	40	09/14/23	1,254,000	27,757
Cotton No. 2	4	12/06/23	161,760	(4,444)
Gasoline RBOB	12	09/29/23	1,173,715	56,659
Gold	16	02/24/23	2,921,920	18,151
KC HRW Wheat	4	05/12/23	176,450	5,451
Lean Hogs	8	10/13/23	298,480	2,711
LME Nickel	4	02/13/23	719,160	26,702
LME Zinc	8	02/13/23	596,650	(11,210)
Low Sulfur Gasoil	16	04/12/23	1,368,000	40,623
Natural Gas	40	02/24/23	1,641,600	(206,422)
NY Harbor ULSD	4	03/31/23	514,097	20,768
Soybean	12	09/14/23	869,400	17,440
Soybean	12	11/14/23	850,050	16,277
Soybean Meal	8	10/13/23	330,880	4,241
Soybean Meal	8	07/14/23	363,440	13,471
Soybean Oil	20	05/12/23	767,280	359
Soybean Oil	20	08/14/23	756,120	5,891
Sugar No. 11	24	04/28/23	503,194	(17,350)
WTI Crude Oil	14	11/20/23	1,082,340	12,662
WTI Crude Oil	14	08/22/23	1,103,900	57,883
Net unrealized depreciation on futures contracts				$145,117

Summary of Investments by Sector	% of Investments	Value
Government Activity	100.0%	$18,546,824
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